Income Taxes - Deferred Income Taxes (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards								$ 38,800	$ 480
Total deferred tax assets								4,767,429	480
Valuation allowance								$ (4,767,429)	$ (480)
P3 Health Partners Inc.
Deferred tax assets:
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Net operating loss carryforwards	$ 6,921,601	$ 6,921,601
Accrued liabilities	3,306,695	3,306,695
Section 163j Interest Limitation	1,232,477	1,232,477
Other deferred tax assets	3,970	3,970
Total deferred tax assets	11,464,743	11,464,743
Valuation allowance	(9,621,431)	(9,621,431)
Net deferred tax assets	1,843,312	1,843,312
Deferred tax liabilities:
Other deferred tax liabilities	(87,415)	(87,415)
Goodwill and identifiable intangible assets	(1,755,897)	(1,755,897)
Total deferred tax liabilities	(1,843,312)	(1,843,312)
Net deferred tax asset	$ 0	$ 0							$ 0